Capital Requirements (Capital Amounts and Ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Parent Company
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 2,057,928	$ 1,874,641
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	20.47%	19.05%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 2,284,579	$ 2,105,360
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	22.73	21.40
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 2,170,682	$ 1,992,403
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	21.59	20.25
Tier 1 Capital (to Average Assets), Actual Amount	$ 2,170,682	$ 1,992,403
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	13.94	14.92
Parent Company | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 703,710	$ 688,678
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	7.00%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 1,055,565	$ 1,033,017
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.500	10.500
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 854,505	$ 836,252
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.500	8.500
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 622,671	$ 534,228
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00	4.00
International Bank of Commerce Laredo
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,287,687	$ 1,295,437
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.74%	18.19%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,367,487	$ 1,380,685
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	20.97	19.39
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,287,687	$ 1,295,437
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.74	18.19
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,287,687	$ 1,295,437
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	11.14	13.11
International Bank of Commerce Laredo | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 456,544	$ 498,492
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 423,934	$ 462,885
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	7.00%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 684,816	$ 747,737
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 652,206	$ 712,131
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.500	10.500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00	10.00
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 554,375	$ 605,311
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 521,764	$ 569,705
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.500	8.500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00	8.00
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 462,225	$ 395,289
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 577,781	$ 494,112
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00	4.00
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00	5.00
International Bank of Commerce Brownsville
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 315,957	$ 189,575
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.80%	22.18%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 334,495	$ 200,269
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	20.96	23.43
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 315,957	$ 189,575
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.80	22.18
Tier 1 Capital (to Average Assets), Actual Amount	$ 315,957	$ 189,575
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	20.17	14.55
International Bank of Commerce Brownsville | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 111,690	$ 59,843
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 103,712	$ 55,569
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	7.00%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 167,535	$ 89,765
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 159,557	$ 85,490
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.500	10.500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00	10.00
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 135,623	$ 72,667
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 127,645	$ 68,392
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.500	8.500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00	8.00
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 62,663	$ 52,101
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 78,329	$ 65,127
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00	4.00
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00	5.00
International Bank Of Commerce Oklahoma
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 221,567	$ 207,339
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.59%	17.45%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 232,454	$ 218,657
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.50	18.41
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 221,567	$ 207,339
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.59	17.45
Tier 1 Capital (to Average Assets), Actual Amount	$ 221,567	$ 207,339
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	11.49	12.98
International Bank Of Commerce Oklahoma | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 83,452	$ 83,150
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 77,491	$ 77,211
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	7.00%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 125,178	$ 124,725
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 119,217	$ 118,786
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.500	10.500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00	10.00
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 101,334	$ 100,968
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 95,374	$ 95,029
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.500	8.500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00	8.00
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 77,164	$ 63,879
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 96,455	$ 79,848
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00	4.00
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00	5.00
Commerce Bank
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 102,375	$ 93,426
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	46.06%	35.64%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 104,996
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	47.24	36.72
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 102,375	$ 96,240
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	46.06	35.64
Tier 1 Capital (to Average Assets), Actual Amount	$ 102,375	$ 93,426
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	16.10	16.69
Commerce Bank | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 15,559	$ 18,347
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 14,448	$ 17,037
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	7.00%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 23,339	$ 27,521
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 22,227	$ 26,210
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.500	10.500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00	10.00
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 18,893	$ 22,279
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 17,782	$ 20,968
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.500	8.500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00	8.00
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 25,441	$ 22,394
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 31,801	$ 27,993
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00	4.00
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00	5.00
International Bank of Commerce Zapata
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 75,303	$ 71,369
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	42.25%	34.51%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 77,354	$ 73,510
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	43.40	35.55
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 75,303	$ 71,369
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	42.25	34.51
Tier 1 Capital (to Average Assets), Actual Amount	$ 75,303	$ 71,369
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	16.15	16.52
International Bank of Commerce Zapata | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 12,475	$ 14,476
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 11,584	$ 13,442
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.00%	7.00%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 18,713	$ 21,714
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 17,822	$ 20,680
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	10.500	10.500
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00	10.00
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 15,149	$ 17,578
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 14,258	$ 16,544
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.500	8.500
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00	8.00
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 18,651	$ 17,277
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 23,314	$ 21,596
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00	4.00
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00	5.00